Note 18 - Stock Options and Nonvested Shares (Details) - Summary of Information With Respect to Stock Options Outstanding (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	24,505,348	11,144,998	11,994,698	13,103,238
Weighted average remaining contractual life, outstanding	6 years 215 days
Weighted average exercise price, outstanding (in Dollars per share)	$ 0.54	$ 0.93	$ 0.96	$ 0.99
Aggregate intrinsic value, outstanding (in Dollars)	$ 17,961,444
Number exercisable	10,500,548	10,856,838	10,588,058
Weighted average exercise price, exercisable (in Dollars per share)	$ 0.93	$ 0.92	$ 0.91
Aggregate intrinsic value, exercisable (in Dollars)	$ 3,847,601
$0.16 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 0.16
Number outstanding	2,620,488
Number exercisable	2,620,488
$1.04 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 1.04
Number outstanding	200,000
Number exercisable	200,000
$1.31 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 1.31
Number outstanding	1,177,700
Number exercisable	1,177,700
$1.32 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 1.32
Number outstanding	27,000
Number exercisable	27,000
$1.12 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 1.12
Number outstanding	400,000
Number exercisable	400,000
$1.16 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 1.16
Number outstanding	200,000
Number exercisable	200,000
$1.07 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 1.07
Number outstanding	700,000
Number exercisable	700,000
$0.96 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 0.96
Number outstanding	2,386,000
Number exercisable	2,386,000
$1.32 - Second Group [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 1.32
Number outstanding	73,600
Number exercisable	73,600
$1.26 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 1.26
Number outstanding	493,560
Number exercisable	493,560
$1.65 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 1.65
Number outstanding	10,000
Number exercisable	10,000
$1.426 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 1.426
Number outstanding	2,137,000
Number exercisable	2,137,000
$1.43 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 1.43
Number outstanding	50,000
Number exercisable	50,000
$1.14 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 0.87
Number outstanding	30,000
Number exercisable	25,200
$0.87 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 0.25
Number outstanding	14,000,000